UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F-NT Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [  ];          Amendment Number:_____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Merrill Lynch International
Address:       Ropemaker Place
               25 Ropemaker Street
               London, U.K. EC2Y 9LY

13F File Number: 028-07178

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		J. David Montague
Title:	First Vice President
OGC MLEMEA/CICG
Phone:	011 44 207 995 0608




/s/ J. David Montague
London, England
February 12, 2002


Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.